Intangible Assets and Goodwill (Tables)	12 Months Ended
Aug. 31, 2018
Intangible Assets and Goodwill [Abstract]
Summary of intangible assets
Intangible assets

	Core technology	Customer relationships	In-process research and development	Brand name	Software	Total

Cost as at September 1, 2016	$4,302	$ ‒	$ ‒	$ ‒	$10,843	$15,145
Additions	‒	‒	‒	‒	912	912
Business combinations (note 3)	7,932	1,607	‒	‒	‒	9,539
Disposals	(76)	‒	‒	‒	(407)	(483)
Foreign currency translation adjustment	735	82	‒	‒	553	1,370
Cost as at August 31, 2017	12,893	1,689	‒	‒	11,901	26,483
Additions	89	‒	‒	‒	3,049	3,138
Business combinations (note 3)	16,555	9,192	305	846	630	27,528
Disposal	(60)	‒	‒	‒	(2,474)	(2,534)
Foreign currency translation adjustment	(1,419)	(590)	(13)	(50)	(446)	(2,518)
Cost as at August 31, 2018	$28,058	$10,291	$292	$796	$12,660	$52,097

Accumulated amortization as at September 1, 2016	$2,307	$ ‒	$ ‒	$ ‒	$9,447	$11,754
Amortization for the year	2,617	167	‒	‒	505	3,289
Disposals	(54)	‒	‒	‒	(398)	(452)
Foreign currency translation adjustment	260	2	‒	‒	447	709
Accumulated amortization as at August 31, 2017	5,130	169	‒	‒	10,001	15,300
Amortization for the year	4,878	3,949	‒	519	981	10,327
Disposal	(45)	‒	‒	‒	(2,462)	(2,507)
Foreign currency translation adjustment	(353)	(185)	‒	(7)	(344)	(889)
Accumulated amortization as at August 31, 2018	$9,610	$3,933	$ ‒	$512	$8,176	$22,231

Net carrying value as at:
August 31, 2017	$7,763	$1,520	$ ‒	$ ‒	$1,900	$11,183
August 31, 2018	$18,448	$6,358	$292	$284	$4,484	$29,866

Remaining amortization period as at August 31, 2018	5 years	2 years	‒	‒	3 years

Reconciliation of changes in goodwill
Goodwill

	Years ended August 31,
	2018	2017

Balance – Beginning of year	$35,077	$21,928
Business combinations (note 3)	5,931	11,470
Foreign currency translation adjustment	(1,116)	1,679
Balance – End of year	$39,892	$35,077

Information for cash generating units
Goodwill has been allocated to the lowest level within the company at which it is monitored by management to make business decisions, which are the following CGUs:

	As at August 31,
	2018	2017

EXFO CGU	$13,185	$13,772
Brix CGU	13,327	13,878
Ontology CGU (note 3)	7,471	7,427
Yenista CGU (note 3)	3,562	‒
Astellia CGU (note 3)	2,347	‒
Total	$39,892	$35,077